As filed with the Securities and Exchange Commission on April 2, 2008
Securities Act registration no. 33-19228
Investment Company Act file no. 811-5443

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 POST-EFFECTIVE AMENDMENT NO. 60
and

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 63
CALAMOS INVESTMENT TRUST
(Registrant)
2020 Calamos Court
Naperville, Illinois 60563
Telephone number: (630) 245-7200

John P. Calamos, Sr. Calamos Advisors LLC 2020 Calamos Court Naperville, Illinois 60563	Cameron S. Avery Bell, Boyd & Lloyd LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207
(Agents for service)

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.
It is proposed that this filing will become effective:
          ☑   immediately upon filing pursuant to paragraph (b) of rule 485
          ☐   on           pursuant to paragraph (b) of rule 485
          ☐   60 days after filing pursuant to paragraph (a)(1) of rule 485
          ☐   on                      pursuant to paragraph (a)(1) of rule 485
          ☐   75 days after filing pursuant to paragraph (a)(2) of rule 485
          ☐   on                      pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Amending Parts A and C, and filing exhibits

Explanatory Note
      This Post-Effective Amendment No. 60 to the Registration Statement is being filed to amend the Calamos Family of Funds prospectus and Part C for all series of Calamos Investment Trust.

2

CALAMOS® FAMILY OF FUNDS

SUPPLEMENT DATED APRIL 2, 2008 TO
CALAMOS® FAMILY OF FUNDS PROSPECTUS DATED MARCH 1, 2008

Effective immediately, for each Fund in the Calamos Family of Funds prospectus other than Calamos Global Equity Fund and Calamos Total Return Bond Fund, the table entitled “Average Annual Total Returns — For Periods Ended December 31, 2007” is replaced by the following:

Calamos Growth Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class A
Return before taxes	17.40%	16.88%	17.11%	17.30%
Return after taxes on distributions	15.34%	16.19%	16.26%	15.40%
Return after taxes on distributions and sale of Fund shares	13.95%	14.84%	15.27%	14.76%
Class B
Return before taxes	17.32%	16.93%	—	6.64%
Class C
Return before taxes	21.32%	17.14%	17.06%	18.28%
S&P 500 Index#	5.49%	12.83%	5.91%	11.40%	+
Russell Midcap® Growth Index##	11.43%	17.90%	7.59%	12.22%	^

*	Inception date for Class A shares is 9/4/90, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 9/3/96.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher growth values.

+	Since inception date for Class A shares.

^	Index data shown is from 8/31/90 (comparative data is available only for full monthly periods).

Calamos Growth and Income Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class A
Return before taxes	4.33%	11.62%	12.04%	13.41%
Return after taxes on distributions	2.64%	10.48%	10.46%	11.13%
Return after taxes on distributions and sale of Fund shares	4.31%	9.76%	9.87%	10.72%
Class B
Return before taxes	3.71%	11.61%	—	7.92%
Class C
Return before taxes	7.73%	11.86%	12.00%	13.39%
S&P 500 Index#	5.49%	12.83%	5.91%	11.64%	+
Value Line Convertible Index##	4.88%	10.76%	5.13%	8.63%	^

*	Inception date for Class A shares is 9/22/88, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 8/5/96.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

+	Since inception date for Class A shares.

^	Index data shown is from 9/30/88 (comparative data is available only for full monthly periods).

Calamos Value Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Since Inception*

Class A
Return before taxes	(2.03)%	12.14%	6.30%
Return after taxes on distributions	(3.19)%	11.58%	5.85%
Return after taxes on distributions and sale of Fund shares	(0.03)%	10.59%	5.43%
Class B
Return before taxes	(2.59)%	12.17%	6.26%
Class C
Return before taxes	1.14%	12.40%	6.37%
Russell 1000 Value Index#	(0.17)%	14.63%	8.94%	^

*	Inception date for Class A, Class B and Class C shares is 1/2/02.

#	The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

^	Index data shown is from 12/31/01 (comparative data is available only for full monthly periods).

Calamos Blue Chip Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class A
Return before taxes	3.88%	7.85%
Return after taxes on distributions	2.81%	7.55%
Return after taxes on distributions and sale of Fund shares	3.83%	6.77%
Class B
Return before taxes	3.20%	7.95%
Class C
Return before taxes	7.20%	8.34%
S&P 500 Index#	5.49%	10.06%	+

*	Inception date for Class A, Class B and Class C shares is 12/01/03.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

+	Since inception date for Class A shares.

Calamos Multi-Fund Blend

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class A
Return before taxes	7.56%	13.55%
Return after taxes on distributions	7.25%	13.33%
Return after taxes on distributions and sale of Fund shares	5.09%	11.50%
Class B
Return before taxes	6.99%	13.91%
Class C
Return before taxes	10.99%	16.37%
S&P 500 Index#	5.49%	13.66%	+

*	Inception date for Class A, Class B and Class C shares is 6/28/06.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

+	Since inception date for Class A shares.

2

Calamos Global Growth and Income Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class A
Return before taxes	8.61%	14.84%	10.76%	11.62%
Return after taxes on distributions	7.64%	14.19%	9.54%	10.34%
Return after taxes on distributions and sale of Fund shares	6.89%	12.85%	8.87%	9.64%
Class B
Return before taxes	8.15%	14.83%	—	8.05%
Class C
Return before taxes	12.18%	15.07%	10.70%	11.55%
MSCI World Index#	9.57%	17.53%	7.45%	8.78%	^

*	Inception date for Class A shares is 9/9/96, Inception date for Class B shares is 9/11/00, Inception date for Class C shares in 09/24/96.

#	The MSCI World Index (US Dollar) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and its Asia/Pacific region.

^	Index data shown is from 8/31/96 (comparative data is available only for full monthly periods).

Calamos International Growth Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class A
Return before taxes	16.45%	20.53%
Return after taxes on distributions	15.66%	20.20%
Return after taxes on distributions and sale of Fund shares	11.50%	17.82%
Class B
Return before taxes	16.31%	20.98%
Class C
Return before taxes	20.26%	21.70%
MSCI EAFE Growth Index#	16.84%	18.16%	+

*	Inception date for Class A, Class B and Class C shares is 3/16/05.

#	The MCSI EAFE Growth Index measures developed market growth equity performance (excluding the U.S. and Canada).

+	Since inception date for Class A shares.

Calamos Convertible Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class A
Return before taxes	4.61%	9.55%	8.84%	10.57%
Return after taxes on distributions	2.67%	7.51%	6.84%	8.21%
Return after taxes on distributions and sale of Fund shares	3.04%	7.33%	6.68%	8.02%
Class B
Return before taxes	4.01%	9.52%	—	6.65%
Class C
Return before taxes	8.01%	9.80%	8.70%	10.10%
Value Line Convertible Index#	4.88%	10.76%	5.13%	8.64%	^

*	Inception date for Class A shares is 6/21/85, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 7/5/96.

#	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

^	Index data shown is from 6/30/85 (comparative data is available only for full monthly periods).

3

Calamos Market Neutral Income Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class A
Return before taxes	0.94%	4.22%	6.98%	7.98%
Return after taxes on distributions	(0.35)%	1.81%	4.71%	5.65%
Return after taxes on distributions and sale of Fund shares	0.60%	2.18%	4.67%	5.53%
Class B
Return before taxes	0.11%	4.13%	—	5.27%
Class C
Return before taxes	4.17%	4.46%	—	5.54%
Lehman Brothers Government/Credit Index#	7.23%	4.44%	6.01%	7.36%	^
Citigroup 30-Day Treasury Bill Index##	4.56%	2.88%	3.43%	3.85%	^

*	Inception date for Class A shares is 9/4/90, Inception date for Class B shares is 9/11/00, Inception date for Class C shares is 2/16/00.

#	The Lehman Brothers U.S. Government/Credit Index comprises long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market.

##	The Citigroup 30 Day T-Bill Index is generally considered representative of the performance of short-term money market investments.

^	Index data shown is from 8/31/90 (comparative data is available only for full monthly periods).

Calamos High Yield Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Since Inception*

Class A
Return before taxes	(0.77)%	9.12%	6.70%
Return after taxes on distributions	(3.50)%	6.48%	4.21%
Return after taxes on distributions and sale of Fund shares	(0.19)%	6.38%	4.26%
Class B
Return before taxes	(1.36)%	9.10%	8.37%
Class C
Return before taxes	2.47%	9.38%	8.35%
CSFB High Yield Index#	2.66%	10.97%	6.85%	^

*	Inception date for Class A shares is 8/2/99 and inception date for Class B and Class C shares is 12/21/00.

#	The CSFB High Yield Index is an unmanaged index of high yield debt securities.

^	Index data shown is from 7/31/99 (comparative data is available only for full monthly periods).

Retain this supplement for future reference

MFSPT 04/08

PART C. OTHER INFORMATION
ITEM 23. EXHIBITS.

(a)(1)	Third Amended and Restated Agreement and Declaration of Trust, dated March 30, 2006 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(a)(2)	Amendment No. 1 to Third Amended and Restated Agreement and Declaration of Trust, dated June 22, 2006 (incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A, filed on June 22, 2006).

(a)(3)	Amendment No. 2 to Third Amended and Restated Agreement and Declaration of Trust, dated August 24, 2006 (incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(4)	Amendment No. 3 to Third Amended and Restated Agreement and Declaration of Trust, dated September 1, 2006 (incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(5)	Amendment No. 4 to Third Amended and Restated Agreement and Declaration of Trust, dated December 14, 2006 (incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(6)	Amendment No. 5 to Third Amended and Restated Agreement and Declaration of Trust, dated February 6, 2007 (incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(7)	Amendment No. 6 to Third Amended and Restated Agreement and Declaration of Trust, dated March 30, 2007 (incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A, filed on April 11, 2007).

(a)(8)	Amendment No. 7 to Third Amended and Restated Agreement and Declaration of Trust, dated December 20, 2007 (incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(a)(9)	Amendment No. 8 to Third Amended and Restated Agreement and Declaration of Trust, dated March 7, 2008 (incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A, filed on March 19, 2008).

(b)	Bylaws, as amended through September 13, 2006 (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(c)	See Articles IV and V of Exhibit (a), above.

(d)(1)	Management Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(d)(2)	Amendment, dated August 1, 2006, to Management Agreement, dated December 13, 2004, with Calamos Advisors LLC (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(3)	Letter Agreement with Calamos Advisors LLC, dated March 7, 2008.*

(d)(4)	Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Value Fund (formerly known as the Calamos Mid Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on December 18, 2001).

(d)(5)	Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Blue Chip Fund (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(d)(6)	Notification to Calamos Advisors LLC, regarding Establishment of Calamos Multi-Fund Blend, dated March 30, 2006 (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(7)	Form of Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(d)(8)	Notification to Calamos Advisors LLC, regarding Establishment of Global Equity Fund, dated as of March 1, 2007 (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(9)	Notification to Calamos Advisors LLC, regarding Establishment of Government Money Market Fund, dated May 8, 2007 (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(10)	Notification to Calamos Advisors LLC, regarding Establishment of Total Return Bond Fund, dated June 15, 2007 (incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(d)(11)	Notification to Calamos Advisors LLC, regarding Establishment of 130/30 Equity Growth Fund and New World Growth Fund, dated March 7, 2008.*

(d)(12)	Organizational Expenses Agreement, dated September 24, 2003, relating to Blue Chip Fund (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(d)(13)	Organizational Expenses Agreement, dated December 13, 2004, relating to International Growth Fund (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(d)(14)	Organizational Expenses Agreement, dated March 30, 2006, relating to Multi-Fund Equity (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(15)	Organizational Expenses Agreement, dated as of March 1, 2007, relating to Global Equity Fund (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(16)	Organizational Expenses Agreement, dated May 8, 2007, relating to Government Money Market Fund (incorporated by reference to Exhibit (d) (14) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(17)	Organizational Expenses Agreement, dated June 15, 2007, relating to Total Return Bond Fund (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(d)(18)	Organizational Expenses Agreement, dated March 7, 2008, relating to 130/30 Equity Growth Fund and New World Growth Fund.*

(e)(1)	Fifth Amended and Restated Distribution Agreement with Calamos Financial Services LLC, dated March 7, 2008 (incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A, filed on March 19, 2008).

(e)(2)	Selling Group Agreement, revised September 2000 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(f)	None.

(g)(1)	Custody Agreement with Bank of New York, dated November 15, 2000 (incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(g)(2)	Amendment, dated December 13, 2004, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(g)(3)	Amendment, dated March 30, 2006, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(g)(4)	Amendment, dated as of March 1, 2007, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(g)(5)	Amendment, dated May 8, 2007, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(g)(6)	Amendment, dated June 15, 2007, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(g)(7)	Amendment, dated March 7, 2008, to Custody Agreement, dated November 15, 2000.*

(g)(8)	Foreign Custody Manager Agreement with Bank of New York, dated November 15, 2000 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(1)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(2)	Notification of Additional Funds, dated March 31, 2006, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(3)	Notification of Additional Funds, dated February 28, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(4)	Notification of Additional Funds, dated May 8, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(5)	Notification of Additional Funds, dated June 15, 2007 pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(6)	Notification of Additional Funds, dated March 7, 2008, pursuant to Master Services Agreement, dated as of March 15, 2004.*

(h)(7)	Letter Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(8)	Letter Agreement, dated October 31, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(9)	Letter Agreement, dated March 31, 2006, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(10)	Letter Agreement, dated February 28, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(11)	Letter Agreement, dated May 8, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(12)	[Item Omitted].

(h)(13)	Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2007 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(14)	Amendment to Transfer Agent Servicing Agreement dated May 8, 2007 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(15)	Amendment to Transfer Agent Servicing Agreement dated June 15, 2007 (incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(16)	Amendment to Transfer Agent Servicing Agreement dated March 7, 2008.*

(h)(17)	Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(18)	Amendment, dated March 30, 2006, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(19)	Amendment, dated as of March 1, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(20)	Amendment, dated May 8, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(21)	Amendment, dated June 15, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(22)	Amendment, dated March 7, 2008, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000.*

(h)(23)	Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(24)	Amendment, dated March 30, 2006, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(25)	Amendment, dated as of March 1, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated as of September 21, 2000 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(26)	Amendment, dated May 8, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(27)	Amendment, dated June 15, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(28)	Amendment, dated March 7, 2008, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000.*

(h)(29)	Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(h)(30)	Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(h)(31)	Amendment, dated March 30, 2006, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(32)	Amendment, dated as of March 1, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(33)	Amendment, dated May 8, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(h)(34)	Amendment, dated June 15, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(35)	Amendment, dated March 7, 2008, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A, filed on March 19, 2008).

(h)(36)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Multi-Fund Blend (incorporated by reference to Exhibit (h)(31) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(h)(37)	Expense Limitation Agreement, dated March 7, 2008, with Calamos Advisors LLC.*

(h)(38)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Government Money Market Fund (incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(h)(39)	Advisory Fee Waiver Agreement, dated September 21, 2007, with Calamos Advisors LLC. (incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(h)(40)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Total Return Bond Fund(incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(i)(1)	[Item Omitted].

(i)(2)	[Item Omitted].

(j)	[Item Omitted].

(k)	None.

(l)(1)	Subscription Agreement — Calamos Global Convertible Fund, dated June 11, 1996 (incorporated herein by reference to Exhibit 13.5 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed June 24, 1996).

(l)(2)	Subscription Agreement — Calamos Convertible Growth and Income Fund, dated July 5, 1988 (incorporated herein by reference to Exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(3)	Subscription Agreement — Calamos Market Neutral Fund and Calamos Growth Fund (incorporated herein by reference to Exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(4)	Subscription Agreement — Calamos High Yield Fund, dated July 27, 1999 (incorporated herein by reference to Exhibit (l) to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, filed on July 30, 2000).

(l)(5)	Subscription Agreement — Calamos Value Fund, dated December 28, 2001 (incorporated herein by reference to Exhibit (l)(6) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2002).

(l)(6)	Subscription Agreement — Calamos Blue Chip Fund, dated September 24, 2003 (incorporated by reference to Exhibit (l)(7) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(l)(7)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Holdings LLC (incorporated herein by reference to Exhibit (l)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(8)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Family Partners Inc. (incorporated herein by reference to Exhibit (l)(9) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(9)	Subscription Agreement — Calamos Global Equity Fund, dated as of March 1, 2007, with Calamos Advisors LLC (incorporated by reference to Exhibit (l)(10) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(l)(10)	Subscription Agreement — Calamos 130/30 Equity Growth Fund, dated as of March 7, 2008, with Calamos Advisors LLC.*

(l)(11)	Subscription Agreement — Calamos New World Growth Fund, dated as of March 7, 2008, with Calamos Advisors LLC.*

(m)	Fifth Amended and Restated Distribution Plan, effective as of March 7, 2008 (incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A, filed on March 19, 2008).

(n)	Plan Pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated as of March 7, 2008 (incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A, filed on March 19, 2008).

(o)	[Item Omitted].

(p)	Code of Ethics of Registrant, its investment adviser, distributor and affiliated entities, dated December 20, 2007 (incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(q)	Powers of Attorney.
* To be filed by amendment.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.
          The information in the prospectus, under the captions “Who manages the funds?” and in the Statement of Additional Information under the caption “Management” and “Certain Shareholders” is incorporated herein by reference.
ITEM 25. INDEMNIFICATION.
          Article VI of the Second Amended Agreement and Declaration of Trust of Registrant (Exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).
          A determination that a Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.
          Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.
          The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.
          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISER.
          The information in the Statement of Additional Information under the caption “Management — Trustees and Officers” is incorporated by reference.
ITEM 27. PRINCIPAL UNDERWRITERS.
(a)	Calamos Financial Services LLC (“CFS”) serves as principal underwriter for the Calamos Investment Trust and Calamos Advisors Trust.

(b)	Information on the officers of CFS is set forth below. CFS has no directors. The principal business address for all named individuals is 2020 Calamos Court, Naperville, Illinois 60563.

	(2)	(3)
(1)	POSITIONS AND OFFICES	POSITIONS AND OFFICES
NAME	WITH UNDERWRITER	WITH REGISTRANT
John P. Calamos, Sr.	Chief Executive Officer	President and Principal Executive Officer

Nick P. Calamos	Senior Executive Vice President	Vice President

John P. Calamos, Jr.	Executive Vice President	None

Scott C. Jones	Executive Vice President and Chief Administration Officer	None

Nimish S. Bhatt	Senior Vice President, Director of Operations	Vice President and Chief Financial Officer

Randall T. Zipfel	Senior Vice President, Chief Operations Officer-Investments	None

Mark C. Infanger	Vice President, Corporate Controller	None

Walter R. Randall, Jr.	Vice President, Chief Compliance Officer	None
(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.
          All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment manager, Calamos Advisors LLC, and CFS, the Registrant’s principal underwriter, 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the custodian,

Bank of New York, 90 Washington Street, New York, NY 10286, or at the offices of the transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.
ITEM 29. MANAGEMENT SERVICES.
          None.
ITEM 30. UNDERTAKINGS.
          None.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Naperville, and State of Illinois on the 2nd day of April, 2008.

CALAMOS INVESTMENT TRUST
By	/s/ John P. Calamos
John P. Calamos
President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ John P. Calamos	Trustee and President	)

John P. Calamos	(principal executive officer))
)
/s/ Joe F. Hanauer *	Trustee	)
Joe F. Hanauer		)
)
/s/ Weston W. Marsh *	Trustee	)
Weston W. Marsh		)	April 2, 2008
)
/s/ John E. Neal *	Trustee	)
John E. Neal		)
)
/s/ William R. Rybak *	Trustee	)
William R. Rybak		)
)
/s/ Stephen B. Timbers *	Trustee	)
Stephen B. Timbers		)
)
/s/ David D. Tripple *	Trustee	)
David D. Tripple		)
)
)
/s/ Nimish S. Bhatt	Vice President	)
Nimish S. Bhatt	(chief financial officer))

*	Stathy Darcy signs this document pursuant to powers of attorney filed herewith.

By	/s/ Stathy Darcy
Stathy Darcy Secretary

EXHIBIT INDEX

(q)	Powers of Attorney.